SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 29, 2024
SHARE-BASED COMPENSATION
Schedule of options fair value

	For the year ended	For the year ended
	February 28,	February 28,
	2022	2023
Risk-free interest rate(1)	0.96%-1.06%	2.80%-2.88%
Expected life (years)(2)	6.00-6.50	6.13-6.57
Expected dividend yield(3)	0%	0%
Volatility(4)	37.4%‑58.3%	64.8%-68.4%
Fair value of options at grant date per share	$4.02 to $74.82	$7.98 to $8.83
(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718 Stock Compensation.

(5)	No options were granted during the year ended February 29, 2024.

Schedule of activities of share options

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)
Outstanding as of February 28, 2023	1,019,994	9.88	7.67	14,898

Exercised	133,385	3.48	—	—
Forfeited	57,810	36.16	—	—

Outstanding as of February 29, 2024	828,799	9.03	6.70	30,047

Vested and expected to vest as of February 29, 2024	828,799	9.03	6.70	30,047
Exercisable as of February 29, 2024	368,767	18.15	5.04	10,512

Schedule of share-based compensation expense

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Cost of revenues	$1,134	$11,319	$9,615
Selling and marketing expenses	53,850	30,662	24,625
General and administrative expenses	119,848	66,590	54,658

Total	$174,832	$108,571	$88,898

Non-vested shares - service condition
SHARE-BASED COMPENSATION
Schedule of non-vested shares

	Service Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value
Outstanding as of February 28, 2023	7,602,341	36.29

Granted	1,630,334	27.71
Forfeited	752,426	29.29
Vested	2,244,653	38.23

Outstanding as of February 29, 2024	6,235,596	34.19

Non-vested shares - performance condition
SHARE-BASED COMPENSATION
Schedule of non-vested shares

	Performance Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value
Outstanding as of February 28, 2023	183,413	168.50

Granted	5,765	210.41
Forfeited	11,218	164.44
Vested	71,082	175.45

Outstanding as of February 29, 2024	106,878	166.57